Subsequent Events	12 Months Ended
Oct. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
19.	Subsequent Events

a.	During November 2024, the Company sold all the shares of Polyrizon, for total proceeds of $82,961.

b.	During the period between December 13, 2024 and December 26, 2024, April 2023 Warrants, September 2023 Warrants and January 2024 Warrants, were exercised into 310,388 common shares, for gross proceeds of $441,577.